Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]
8.	Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands, and is not subject to income tax under the current laws of the Cayman Islands.

BVI

BeyondSpring Ltd., BVI Biotech, SEED and SEED Technology are all incorporated in the BVI and are not subject to income tax under the current laws of the BVI.

U.S.

BeyondSpring US and SEED US are incorporated in Delaware, the U.S. They are subject to statutory U.S. Federal corporate income tax at a rate of 21% for all years presented.

Australia

BeyondSpring Australia is incorporated in Australia, and is subject to corporate income tax at a rate of 30%. BeyondSpring Australia had no taxable income for all years presented and therefore, no provision for income taxes is required.

Hong Kong

BeyondSpring HK is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. BeyondSpring HK had no taxable income for all years presented and therefore, no provision for income taxes is required.

PRC

Wanchun Shenzhen, Wanchunbulin and Beijing Wanchun are subject to the statutory tax rate of 25% in accordance with the PRC Enterprise Income Tax Law (“EIT Law”), which was effective since January 1, 2008.

The components of loss (income) before income tax are as follows:

	Year Ended December 31,
	2019	2020	2021
	$	$	$

Cayman Islands	3,843	3,805	5,652
U.S.	17,251	33,266	34,318
PRC	5,586	5,912	6,368
BVI	13,568	20,873	18,336
Australia	85	(35)	(36)

Loss before income tax	40,333	63,821	64,638

The provision for current income taxes in 2021 was $3,570 because of the upfront payments received from Lilly and Hengrui. Income tax expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year Ended December 31,
	2019	2020	2021
	$	$	$

Current income tax	-	-	3,570
Deferred income tax	-	-	-

Income tax expenses	-	-	3,570

A reconciliation of the differences between income tax expenses and the amount computed by applying the U.S. Federal corporate income tax rate of 21% for the years of 2019, 2020 and 2021 are as follows:

	Year Ended December 31,
	2019	2020	2021
	$	$	$

Loss before income tax	40,333	63,821	64,638

Expected income tax benefit	8,470	13,403	13,574
Tax rate difference	(3,425)	(4,653)	(3,796)
Non-deductible expenses	(5,228)	(688)	(788)
Research tax credits	2,360	641	1,096
Non-taxable income	-	120	21
Tax preference	-	-	3,755
Others	(99)	68	(262)
Change in valuation allowance	(2,078)	(8,891)	(17,170)

Total income tax expenses	-	-	(3,570)

Net deferred tax assets as of December 31, 2020 and 2021 consisted of the following:

	December 31,
	2020	2021
	$	$
Deferred tax assets:
Net operating loss carryforward	18,034	24,211
Deferral of tax deduction of R&D expenses	5,674	6,757
Share-based compensation	1,768	1,482
Deferred revenue		9,510
Research tax credits	3,002	4,063
Operating lease liabilities	452	422
Accruals and reserves	5	11
Total deferred tax assets	28,935	46,456

Deferred tax liabilities:
Unrealized gain	-	(37)
Depreciation	-	(254)
Operating lease right-of-use assets	(473)	(420)
Total deferred tax liabilities	(473)	(711)

Total gross deferred tax assets	28,462	45,745
Less: valuation allowance	(28,462)	(45,745)

Net deferred tax assets	-	-

The Company operates through several subsidiaries and valuation allowances are considered for each of the subsidiaries on an individual basis. The Company recorded a valuation allowance against deferred tax assets of those subsidiaries that are individually in a three-year cumulative loss, or in a cumulative loss and not forecasting profits in the foreseeable future as of December 31, 2020 and 2021. As of December 31, 2021, the Company continues to assert indefinite reinvestment on the excess of the financial reporting bases over tax bases in the Company’s investments in foreign subsidiaries. A deferred tax liability of $48 has not been established for the approximately $161 of cumulative undistributed foreign earnings that may be subject to withholding taxes.

As of December 31, 2021, the Company had U.S. and PRC tax loss carryforwards of approximately $23,986 and $224, respectively. For losses incurred in the U.S. in years after December 31, 2017, the Tax Cuts and Jobs Act included a limitation on the deduction for net operating losses to 80% of current year taxable income and a provision where such losses can be carried forward indefinitely. Loss carryforwards in 2017 and prior years are not limited in their current usage and can be carried forward for 20 years after the year they were generated. Whereas the PRC unused tax losses can be carried forward for 5 years and $224 will fully expire by 2026 if not utilized.

As of December 31, 2020 and 2021, the Company had unrecognized tax benefits of $730 and $1,065, respectively, of which $244 and $427, respectively, were offset against the deferred tax assets on tax losses carried forward, and the remaining amount of $486 and $638, respectively, which if ultimately recognized, would impact the effective tax rate. The gross unrecognized tax benefits for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year Ended December 31,
	2019	2020	2021
	$	$	$

Beginning balance, as of January 1	624	956	730
Additions based on tax positions related to prior tax years	332	-	283
Reductions based on tax positions related to prior tax years	-	(226)	-
Additions based on tax positions related to current tax year	-	-	52
Ending balance, as of December 31
	956	730	1,065

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2019, 2020 and 2021, the Company did not recognize interest and penalties accrued related to unrecognized tax benefits in income tax expenses. The Company had approximately $203 and $203 in accumulated accrued interest and penalties recorded in other current liabilities as of December 31, 2020 and 2021, respectively.

The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months. The Company’s subsidiaries in the U.S., Australia and PRC filed income tax returns in the U.S., Australia and PRC, respectively. For the entities in the U.S., the tax returns are subject to U.S. federal and state income tax examination by tax authorities for tax years beginning in 2018. For the entity in Australia, the tax returns are open to examination by Australian Taxation Office for tax years beginning in 2018. For entities in the PRC, the tax returns for tax years after 2016 are open to examination by the PRC tax authorities.